Net Loss per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Earnings per share:
Schedule of Antidilutive Securities Excluded from Computation of Diluted Net Loss

	Nine Months Ended September 30,
	2024	2023
Options to purchase Common Stock	147,000	913,856
Unvested restricted stock units and awards	1,371,950	177,275
Warrants for Common Stock	12,314,114	3,112,165
Series A-1 preferred stock	-	2,839,957
Series A-2 preferred stock	-	3,415,923
Convertible promissory notes	1,118,735	4,643,325
Total	14,951,799	15,102,501

	For the year ended December 31,
	2023	2022 (1)
Employee stock options	-	913,856
Restricted stock awards	-	177,276
Warrants for common stock	12,181,019	2,367,607
Series A-1 preferred stock	-	2,839,957
Series A-2 preferred stock	-	3,415,923
Convertible promissory notes	-	3,786,610
Total common stock equivalents	12,181,019	13,501,229

(1)	Retroactively restated for the reverse recapitalization in Note 3.